Other assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other Assets And Liabilities
Schedule of other assets and liabilities

Assets	06.30.2026	12.31.2025
Escrow account and/ or collateral	763	685
Derivative transactions	103	102
Assets related to E&P partnerships	221	275
Others	170	149
Total	1,257	1,211
Current	848	895
Non-Current	409	316

Liabilities	06.30.2026	12.31.2025
Obligations arising from divestments	848	938
Contractual retentions	1,050	923
Advances from customers	446	317
Provisions for environmental expenses, research and development and fines	628	506
Other taxes	363	324
Unclaimed dividends	170	187
Derivative transactions	84	131
Obligations arising from acquisition of equity interests	175	157
Various creditors	71	142
Others	462	421
Total	4,297	4,046
Current	2,571	2,331
Non-Current	1,726	1,715